                                                  --------------------------
                                                    Farm Bureau Mutual Funds

                              FBL Series Fund, Inc.

                                                                          [LOGO]

                                SEMI-ANNUAL REPORT
                                JANUARY 31, 1997
                                INVESTMENT MANAGER AND
                                PRINCIPAL UNDERWRITER
                                FBL INVESTMENT ADVISORY
                                SERVICES, INC.
                                5400 UNIVERSITY AVENUE
                                WEST DES MOINES, IA 50266
                                1-800-247-4170 (OUTSIDE IOWA)
                                1-800- 422-3175 (IN IOWA)
                                      225-5586 (DES MOINES)

                                               This report is not to be
FARM BUREAU MUTUAL FUNDS        [LOGO]         distributed
5400 UNIVERSITY AVENUE                         unless preceded or accompanied by
WEST DES MOINES, IOWA 50266     [LOGO]         a prospectus.

737-027(97)

PRESIDENT'S LETTER

Dear Shareholder,

    1996 was a good year - better than expected on almost every front: inflation surprises were on the downside, unemployment was very low and bond yields rose substantially (even though well off the yearly highs). All seems to be well, but we do wonder why personal bankruptcies are at record levels.

    The equity markets continue to confound the few remaining bears, reaching unprecedented levels by most valuation markers. The month of November witnessed the most remarkable stock market action in the memory of mankind as the Dow Jones Industrial Average (DJIA) gained 8.2% in valuation. This surge capped-off an otherwise strong year, which also came on the heels of a powerful (+37.4%) 1995 performance. Consecutive years of such strong equity market performance have been historically infrequent, and subsequent years have tended to be subpar. But as this market cycle has broken every other rule, who would bet against it in 1997?

    Our greatest concern is, and has been, related to the expectations of this bull market's participants. That the average mutual fund investor is anticipating a continuation of returns in excess of long-term norms is well documented. It's not that these folks shouldn't own equity funds, they should. However, they should own equities with an awareness of how market performance tends to regress toward its long-term mean and what that may imply for them.

    The S&P 500 produced a total return of over 16% per year for the 15-year period ended December 31, 1964. Expectations then, like now, ran high. For the subsequent 15 years ending December 31, 1979, the S&P generated only a 5.6% compounded annual return. Even that performance didn't make you a fool to own stocks; stocks still outperformed bonds over the 15-year period. But such weak results probably spoiled some plans for early retirement.

    At the beginning of 1965, the "long-term" (dating back to 1926) performance record for stocks was 10.4%, today it is 10.7%. By underperforming (at times painfully) in the late '60s and through the '70s, the market regressed from 16% back toward the "roughly 10%" mean.

    Today, stocks still make sense for the true long-term investor, but if you are counting on a continuation of the 16%+ average over the past fifteen years to make your retirement plan work, you may want to review your budget and look for ways to increase your annual contributions. If returns stay strong, that's great. But it may be safer to plan for a more tepid pace of growth.

    We urge you to make your asset allocation decisions based on long-term market averages, not on recent history (contact your registered representative for a copy of our "Keys to Investing" brochure). Mutual fund investors have largely ignored bonds over the past few years. Perhaps, you should also consider the risk reduction benefits utilizing fixed-income securities, including high yield bonds, which offer unique diversification characteristics (relatively low correlation with either stocks or high quality bonds).

    For the actively managed FBL Series Fund, Inc. portfolios (other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. The following paragraphs describe how we are currently striking a balance between risk and potential return for the various portfolios:

    VALUE GROWTH: The Value Growth Portfolio benefitted from its above-average exposure to the financial sector. Portfolio gains were led by many of our financial holdings such as General Growth Properties, a real estate investment trust, and our overweighted positions in the following bank stocks: Centennial Bancorp, CU Bancorp and Community First Bankshares. These stocks represented approximately 15% of the portfolio assets. We continue to favor smaller bank holding companies that are likely to benefit from the merger and consolidation activity in this industry. Also, we have added to our positions in healthcare (R.P. Scherer) and convenience stores (Casey's General Stores). Our goal is to be invested in stocks which have appreciation potential at an acceptable level of risk.

    HIGH GRADE BOND: Although overall Treasury yields changed little during the six-month period from 8/01/96 to 1/31/97, they were very volatile during this period. The 30-year Treasury started the period at 6.74%, dropped to 6.36% by 12/02/96 and then rose to 6.79% on 1/31/97. In general, we view the current level of interest rates as offering reasonable value based on the current economic fundamentals, and we will be more inclined to extend the duration of the Portfolio to lock in these higher yield levels.

    By extending the duration of the Portfolio, which will make it more sensitive to interest rate changes, a significant portion of the Portfolio will be held in high coupon, callable bonds that offer attractive, incremental yields relative to similar non-callable issues. These types of corporate issues, due to their call features, tend to go up in price less than non-callable issues when interest rates drop; and conversely, due to their incremental yield, tend to go down less than non-callable issues. Our Portfolio returns should continue to lag the more aggressive bond funds in both up and down markets.

    New purchases to the Portfolio will likely be concentrated in mortgage-backed and/or Treasury issues as it is felt that the historically narrow spreads presently available in the corporate market do not adequately compensate investors for taking on the credit and market risk inherent in corporate bonds.

    HIGH YIELD BOND: During the past six months, the high yield bond market continued to outperform the high grade corporate bond market. The reasons for this outperformance were: the higher current yield of high yield bonds, a general decrease in yield spreads as investors continued to take comfort in the historically low default rate currently on these bonds and the outlook that the economy and financial markets will remain strong, thus helping to keep future default rates down.

    Presently, high yield spreads are at historically narrow levels, which suggests that most, if not all, of the positive news has been priced in. Given the lack of additional spread to absorb any unforseen negative surprises at this time, we feel a more aggressive stance toward this market is not warranted, and no major changes to the Portfolio are planned.

    MANAGED: The Managed Portfolio continues to seek securities offering high income with modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities which produce an income stream twice that of the S&P
500. Currently, the S&P 500 is yielding a minuscule 1.9%. We achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles and corporate bonds.

    We have added to our convertible securities in the banking sector. We continue to find value in owning the convertible securities of smaller bank holding companies, as these securities are available with current yields ranging from 4% - 6%, in addition to their attractive upside potential. Our overweighted positions in General Growth Properties (REIT) and U.S. Surgical (healthcare) have aided portfolio performance as these stocks have recently made new highs. We continue to seek out lower-risk, high-return investment opportunities.

    MONEY MARKET: During 1996, the money markets played out a number of scenarios based on expectations of what the Fed would do. In January of last year, the Federal Reserve eased the Fed funds rate 25 basis points, and it was anticipated we would see another easing in the spring. However, as strong employment numbers were released, the markets expected the Fed to increase rates at its August meeting. The Fed held firm in August and has continued to hold steady throughout the fall. Apparently, the Fed feels the U.S. economy is doing fine, despite the markets' gyrations over expectations.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times, or who wish to make their own market value judgments.

                                          [INSERT "SPECIMAN SIGNATURE"]
                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

March 17, 1997

FBL SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1997
(UNAUDITED)

                                                                      HIGH
                                                    VALUE GROWTH   GRADE BOND
                                                      PORTFOLIO    PORTFOLIO
                                                    -------------  ----------
ASSETS
Investments in securities, at value (cost --
  $93,730,357; $9,279,096; $7,487,771;
  $31,516,523; $2,761,850; and $12,302,118,
  respectively)...................................  $ 104,648,062  $9,498,232
Cash..............................................         13,840
Receivables:
  Due from FBL Investment Advisory Services,
    Inc...........................................
  Accrued dividends and interest..................        136,431     167,966
  Investment securities sold......................        119,262      13,956
  Other Assets....................................          4,780
                                                    -------------  ----------
Total Assets......................................  $ 104,922,375  $9,680,154
                                                    -------------  ----------
                                                    -------------  ----------
LIABILITIES AND NET ASSETS
Liabilities:
  Payable to FBL Investment Advisory Services,
    Inc...........................................  $      15,315  $    4,124
  Investment securities purchased.................      1,341,039
  Net outstanding redemptions in excess of bank
    balances......................................                     19,883
  Accrued expenses................................                      2,929
                                                    -------------  ----------
Total Liabilities.................................      1,356,354      26,936
Net assets applicable to outstanding capital
  stock...........................................    103,566,021   9,653,218
                                                    -------------  ----------
Total Liabilities and Net Assets..................  $ 104,922,375  $9,680,154
                                                    -------------  ----------
                                                    -------------  ----------
Shares issued and outstanding as of January 31,
  1997............................................      6,869,195     939,939
NET ASSET VALUE PER SHARE.........................  $       15.08  $    10.27
                                                    -------------  ----------
                                                    -------------  ----------

SEE ACCOMPANYING NOTES.

                                                       HIGH                     MONEY
                                                    YIELD BOND    MANAGED      MARKET      BLUE CHIP
                                                    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ----------  -----------  -----------  -----------
ASSETS
Investments in securities, at value (cost --
  $93,730,357; $9,279,096; $7,487,771;
  $31,516,523; $2,761,850; and $12,302,118,
  respectively)...................................  $7,509,306  $33,694,742   $2,761,850  $20,067,234
Cash..............................................      92,120       23,168      14,923        89,900
Receivables:
  Due from FBL Investment Advisory Services,
    Inc...........................................       3,258                    4,020
  Accrued dividends and interest..................     230,466       89,960       4,128        19,718
  Investment securities sold......................     378,436       35,981
  Other Assets....................................                    4,308                     4,283
                                                    ----------  -----------  -----------  -----------
Total Assets......................................  $8,213,586  $33,848,159   $2,784,921  $20,181,135
                                                    ----------  -----------  -----------  -----------
                                                    ----------  -----------  -----------  -----------
LIABILITIES AND NET ASSETS
Liabilities:
  Payable to FBL Investment Advisory Services,
    Inc...........................................  $    4,020  $     6,180   $   1,379   $     6,572
  Investment securities purchased.................                   57,847
  Net outstanding redemptions in excess of bank
    balances......................................
  Accrued expenses................................         136                    3,687
                                                    ----------  -----------  -----------  -----------
Total Liabilities.................................       4,156       64,027       5,066         6,572
Net assets applicable to outstanding capital
  stock...........................................   8,209,430   33,784,132   2,779,855    20,174,563
                                                    ----------  -----------  -----------  -----------
Total Liabilities and Net Assets..................  $8,213,586  $33,848,159   $2,784,921  $20,181,135
                                                    ----------  -----------  -----------  -----------
                                                    ----------  -----------  -----------  -----------
Shares issued and outstanding as of January 31,
  1997............................................     810,985    2,528,646   2,779,855       650,708
NET ASSET VALUE PER SHARE.........................  $    10.12  $     13.36   $    1.00   $     31.00
                                                    ----------  -----------  -----------  -----------
                                                    ----------  -----------  -----------  -----------

FBL SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1997
(UNAUDITED)

                                                       VALUE        HIGH
                                                      GROWTH     GRADE BOND
                                                     PORTFOLIO    PORTFOLIO
                                                    -----------  -----------
INVESTMENT INCOME
Dividends.........................................  $ 1,101,069
Interest..........................................      330,487   $ 365,966
                                                    -----------  -----------
Total Investment Income...........................    1,431,556     365,966
EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
  Investment advisory and management fees.........      238,865      19,125
  Transfer and dividend disbursing agent fees.....       88,456      15,529
  Distribution fees...............................      238,865      23,906
  Administrative service fees.....................      119,433      11,953
  Accounting fees.................................       23,887       2,391
Custodian fees....................................        6,907       3,423
Legal fees........................................       19,825       1,430
Directors' fees and expenses......................        2,599         260
Reports to shareholders...........................       42,059       4,920
Registration fees.................................       18,366       4,289
Miscellaneous.....................................       (8,420)        451
                                                    -----------  -----------
Total Expenses....................................      790,842      87,677
Expense Reimbursement.............................
                                                    -----------  -----------
Net Expenses......................................      790,842      87,677
                                                    -----------  -----------
Net Investment Income.............................      640,714     278,289
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions....    6,055,705       4,512
Change in unrealized appreciation/depreciation of
  investments.....................................    8,601,262      94,909
                                                    -----------  -----------
Net Gain on Investments...........................   14,656,967      99,421
                                                    -----------  -----------
Net Increase in Net Assets Resulting from
  Operations......................................  $15,297,681   $ 377,710
                                                    -----------  -----------
                                                    -----------  -----------

SEE ACCOMPANYING NOTES.

                                                       HIGH                     MONEY
                                                    YIELD BOND    MANAGED      MARKET     BLUE CHIP
                                                     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                    -----------  ----------  -----------  ----------
INVESTMENT INCOME
Dividends.........................................               $  394,713               $  159,452
Interest..........................................   $ 358,257      406,917   $  72,473       36,656
                                                    -----------  ----------  -----------  ----------
Total Investment Income...........................     358,257      801,630      72,473      196,108
EXPENSES
Paid to FBL Investment Advisory Services, Inc.:
  Investment advisory and management fees.........      21,812       91,995       4,681       21,742
  Transfer and dividend disbursing agent fees.....      16,660       52,447       7,416       38,554
  Distribution fees...............................      19,829       76,663       6,734       43,483
  Administrative service fees.....................       9,915       38,331       3,367       21,742
  Accounting fees.................................       1,983        7,666         673        4,348
Custodian fees....................................       3,037        2,799       2,419        3,680
Legal fees........................................       1,665        7,759         687        3,584
Directors' fees and expenses......................         216          839          73          469
Reports to shareholders...........................       4,572       16,596       1,055       10,909
Registration fees.................................       3,903        6,826       1,380        6,432
Miscellaneous.....................................      (2,951)      (5,862)      2,469       (6,004)
                                                    -----------  ----------  -----------  ----------
Total Expenses....................................      80,641      296,059      30,954      148,939
Expense Reimbursement.............................      (1,323)                  (4,020)
                                                    -----------  ----------  -----------  ----------
Net Expenses......................................      79,318      296,059      26,934      148,939
                                                    -----------  ----------  -----------  ----------
Net Investment Income.............................     278,939      505,571      45,539       47,169
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions....      56,331    1,465,013                    3,264
Change in unrealized appreciation/depreciation of
  investments.....................................     132,693    1,172,880                3,075,806
                                                    -----------  ----------  -----------  ----------
Net Gain on Investments...........................     189,024    2,637,893                3,079,070
                                                    -----------  ----------  -----------  ----------
Net Increase in Net Assets Resulting from
  Operations......................................   $ 467,963   $3,143,464   $  45,539   $3,126,239
                                                    -----------  ----------  -----------  ----------
                                                    -----------  ----------  -----------  ----------

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                           VALUE GROWTH
                                                             PORTFOLIO
                                                    ---------------------------
                                                      SIX MONTHS
                                                    ENDED JANUARY   YEAR ENDED
                                                       31, 1997      JULY 31,
                                                     (UNAUDITED)       1996
                                                    --------------  -----------
OPERATIONS
Net investment income.............................   $    640,714   $ 1,506,458
Net realized gain from investment transactions....      6,055,705    11,563,616
Change in unrealized appreciation/depreciation of
  investments.....................................      8,601,262         6,359
                                                    --------------  -----------
Net Increase in Net Assets Resulting from
  Operations......................................     15,297,681    13,076,433
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income.............................     (1,089,764)   (2,469,514)
Net realized gain from investment transactions....    (11,584,328)   (1,454,239)
                                                    --------------  -----------
                                                      (12,674,092)   (3,923,753)
CAPITAL SHARE TRANSACTIONS........................     14,408,555     6,434,694
CONTRIBUTION FROM AFFILIATE.......................
                                                    --------------  -----------
Total Increase in Net Assets......................     17,032,144    15,587,374
NET ASSETS
Beginning of period...............................     86,533,877    70,946,503
                                                    --------------  -----------
End of period (including undistributed net
  investment income as set forth below)...........   $103,566,021   $86,533,877
                                                    --------------  -----------
                                                    --------------  -----------
Undistributed Net Investment Income...............   $     45,057   $   494,106
                                                    --------------  -----------
                                                    --------------  -----------

SEE ACCOMPANYING NOTES.

                                                               HIGH                         HIGH
                                                            GRADE BOND                   YIELD BOND
                                                             PORTFOLIO                    PORTFOLIO
                                                    ---------------------------  ---------------------------
                                                      SIX MONTHS                   SIX MONTHS
                                                    ENDED JANUARY   YEAR ENDED   ENDED JANUARY   YEAR ENDED
                                                       31, 1997      JULY 31,       31, 1997      JULY 31,
                                                     (UNAUDITED)       1996       (UNAUDITED)       1996
                                                    --------------  -----------  --------------  -----------
OPERATIONS
Net investment income.............................    $  278,289     $ 541,191     $  278,939     $ 506,153
Net realized gain from investment transactions....         4,512         8,240         56,331        99,065
Change in unrealized appreciation/depreciation of
  investments.....................................        94,909       (94,954)       132,693      (107,265)
                                                    --------------  -----------  --------------  -----------
Net Increase in Net Assets Resulting from
  Operations......................................       377,710       454,477        467,963       497,953
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income.............................      (278,289)     (541,191)      (278,939)     (506,153)
Net realized gain from investment transactions....                                    (91,491)      (21,547)
                                                    --------------  -----------  --------------  -----------
                                                        (278,289)     (541,191)      (370,430)     (527,700)
CAPITAL SHARE TRANSACTIONS........................       431,623       863,859        762,533       688,604
CONTRIBUTION FROM AFFILIATE.......................
                                                    --------------  -----------  --------------  -----------
Total Increase in Net Assets......................       531,044       777,145        860,066       658,857
NET ASSETS
Beginning of period...............................     9,122,174     8,345,029      7,349,364     6,690,507
                                                    --------------  -----------  --------------  -----------
End of period (including undistributed net
  investment income as set forth below)...........    $9,653,218     $9,122,174    $8,209,430     $7,349,364
                                                    --------------  -----------  --------------  -----------
                                                    --------------  -----------  --------------  -----------
Undistributed Net Investment Income...............    $        0     $       0     $        0     $       0
                                                    --------------  -----------  --------------  -----------
                                                    --------------  -----------  --------------  -----------

FBL SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MANAGED
                                                             PORTFOLIO
                                                    ---------------------------
                                                      SIX MONTHS
                                                    ENDED JANUARY   YEAR ENDED
                                                       31, 1997      JULY 31,
                                                     (UNAUDITED)       1996
                                                    --------------  -----------
OPERATIONS
Net investment income.............................   $    505,571   $   860,437
Net realized gain from investment transactions....      1,465,013     2,276,504
Change in unrealized appreciation/depreciation of
  investments.....................................      1,172,880       531,462
                                                    --------------  -----------
Net Increase in Net Assets Resulting from
  Operations......................................      3,143,464     3,668,403
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income.............................       (432,624)     (861,221)
Net realized gain from investment transactions....     (2,710,983)     (188,116)
                                                    --------------  -----------
                                                       (3,143,607)   (1,049,337)
CAPITAL SHARE TRANSACTIONS........................      6,314,499     3,700,902
CONTRIBUTION FROM AFFILIATE.......................                       44,982
                                                    --------------  -----------
Total Increase in Net Assets......................      6,314,356     6,364,950
NET ASSETS
Beginning of period...............................     27,469,776    21,104,826
                                                    --------------  -----------
End of period (including undistributed net
  investment income as set forth below)...........   $ 33,784,132   $27,469,776
                                                    --------------  -----------
                                                    --------------  -----------
Undistributed Net Investment Income...............   $     73,435   $       488
                                                    --------------  -----------
                                                    --------------  -----------

SEE ACCOMPANYING NOTES.

                                                           MONEY MARKET                   BLUE CHIP
                                                             PORTFOLIO                    PORTFOLIO
                                                    ---------------------------  ---------------------------
                                                      SIX MONTHS                   SIX MONTHS
                                                    ENDED JANUARY   YEAR ENDED   ENDED JANUARY   YEAR ENDED
                                                       31, 1997      JULY 31,       31, 1997      JULY 31,
                                                     (UNAUDITED)       1996       (UNAUDITED)       1996
                                                    --------------  -----------  --------------  -----------
OPERATIONS
Net investment income.............................    $   45,539     $  89,652    $     47,169   $    80,169
Net realized gain from investment transactions....                                       3,264       187,256
Change in unrealized appreciation/depreciation of
  investments.....................................                                   3,075,806     1,321,836
                                                    --------------  -----------  --------------  -----------
Net Increase in Net Assets Resulting from
  Operations......................................        45,539        89,652       3,126,239     1,589,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income.............................       (45,539)      (89,652)        (90,090)      (87,281)
Net realized gain from investment transactions....                                    (184,841)
                                                    --------------  -----------  --------------  -----------
                                                         (45,539)      (89,652)       (274,931)      (87,281)
CAPITAL SHARE TRANSACTIONS........................       228,301       112,704       2,682,049     3,481,955
CONTRIBUTION FROM AFFILIATE.......................
                                                    --------------  -----------  --------------  -----------
Total Increase in Net Assets......................       228,301       112,704       5,533,357     4,983,935
NET ASSETS
Beginning of period...............................     2,551,554     2,438,850      14,641,206     9,657,271
                                                    --------------  -----------  --------------  -----------
End of period (including undistributed net
  investment income as set forth below)...........    $2,779,855     $2,551,554   $ 20,174,563   $14,641,206
                                                    --------------  -----------  --------------  -----------
                                                    --------------  -----------  --------------  -----------
Undistributed Net Investment Income...............    $        0     $       0    $     (8,558)  $    34,363
                                                    --------------  -----------  --------------  -----------
                                                    --------------  -----------  --------------  -----------

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                                  SHARES
                                                                   HELD           VALUE
                                                               -------------  -------------
COMMON STOCKS (69.47%)
  CHEMICALS AND ALLIED PRODUCTS (5.09%)
  R.P. Scherer Corp..........................................       93,000(1) $   5,266,125
  COMMUNICATIONS (4.03%)
  Aliant Communications, Inc.................................      245,500        4,173,500
  DEPOSITORY INSTITUTIONS (6.40%)
  Cole Taylor Financial Group, Inc...........................      141,600        3,363,000
  CU Bancorp.................................................      251,000        3,263,000
                                                                              -------------
                                                                                  6,626,000
  ELECTRIC, GAS AND SANITARY SERVICES (6.88%)
  Citizens Utilities Co., Class B............................      418,509        4,812,853
  Montana Power Co...........................................      105,000        2,310,000
                                                                              -------------
                                                                                  7,122,853
  FOOD STORES (4.82%)
  Casey's General Stores, Inc................................      283,500        4,996,688
  FURNITURE AND FIXTURES (4.94%)
  Ladd Furniture, Inc........................................      338,517(1)     5,120,070
  HOLDING AND OTHER INVESTMENT OFFICES (8.15%)
  Centennial Bancorp.........................................      206,313        3,404,164
  General Growth Properties, Inc.............................      160,000        5,040,000
                                                                              -------------
                                                                                  8,444,164
  INSTRUMENTS AND RELATED PRODUCTS (5.46%)
  Allied Healthcare Products.................................       89,000          734,250
  Pall Corp..................................................      220,000        4,922,500
                                                                              -------------
                                                                                  5,656,750
  INSURANCE CARRIERS (3.98%)
  EMC Insurance Group, Inc...................................      343,100        4,117,200
  METAL MINING (0.55%)
  Glamis Gold, Ltd...........................................       80,300(1)       572,137
  MOTION PICTURES (4.24%)
  Disney (Walt) Co...........................................       60,000        4,395,000
  NONDEPOSITORY INSTITUTIONS (0.34%)
  Berkshire Hathaway, Inc....................................           10(1)       348,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
VALUE GROWTH PORTFOLIO

                                                                  SHARES
                                                                   HELD           VALUE
                                                               -------------  -------------
  PRINTING & PUBLISHING (4.53%)
  Belo (A.H.) Corp...........................................      123,000    $   4,689,375
  TRANSPORTATION -- BY AIR (3.91%)
  Petroleum Helicopters, Inc. (Non-Voting)...................      241,900        4,051,825
  WHOLESALE TRADE -- DURABLE GOODS (0.36%)
  TBC Corporation............................................       49,800(1)       373,500
  WHOLESALE TRADE -- NONDURABLE GOODS (5.79%)
  Howell Corp................................................      322,160        4,912,940
  Super Valu Stores, Inc.....................................       35,000        1,080,625
                                                                              -------------
                                                                                  5,993,565
                                                                              -------------
Total Common Stocks..........................................                    71,946,752
PREFERRED STOCKS (13.83%)
  DEPOSITORY INSTITUTIONS (7.36%)
  Community First Bankshares, Inc., Convertible..............      104,000        4,563,000
  Sterling Financial Corp....................................       99,300        3,053,475
                                                                              -------------
                                                                                  7,616,475
  INSTRUMENTS AND RELATED PRODUCTS (1.42%)
  US Surgical Corp...........................................       37,500        1,471,875
  WATER TRANSPORTATION (5.05%)
  Sea Containers, Ltd., Convertible..........................      108,750        5,233,594
                                                                              -------------
Total Preferred Stocks.......................................                    14,321,944

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
CORPORATE BOND (3.03%)
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (2.12%)
  California Microwave, Convertible Sub. Deb., 5.25%, due
    12/15/03.................................................  $ 2,600,000        2,197,000
  METAL MINING (0.91%)
  Agnico-Eagle Mines, Ltd., Convertible Sub. Deb., 3.50%, due
    1/27/04..................................................    1,075,000          940,625
                                                                              -------------
Total Corporate Bonds........................................                     3,137,625

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
VALUE GROWTH PORTFOLIO

                                                                 PRINCIPAL
                                                                  AMOUNT          VALUE
                                                               -------------  -------------
SHORT-TERM INVESTMENTS (14.72%)
  COMMERCIAL PAPER (10.53%)
  American General Finance Corp., 5.35%, due 3/11/97.........  $ 3,200,000    $   3,200,000
  Deere (John) Capital Corp., 5.35%, due 3/19/97.............    2,700,000        2,700,000
  Ford Motor Credit Corp., 5.37%, due 2/13/97................    2,000,000        2,000,000
  IBM Credit Corp., 5.35%, due 3/27/97.......................    3,000,000        3,000,000
                                                                              -------------
                                                                                 10,900,000
  UNITED STATES GOVERNMENT AGENCIES (4.19%)
  Federal National Mortgage Assoc., due 2/18/97..............      525,000          523,700
  Federal National Mortgage Assoc., due 2/24/97..............      750,000          747,417
  Federal National Mortgage Assoc., due 4/07/97..............    3,100,000        3,070,624
                                                                              -------------
                                                                                  4,341,741
                                                                              -------------
Total Short-Term Investments.................................                    15,241,741
                                                                              -------------
Total Investments (101.05%)..................................                   104,648,062
OTHER ASSETS LESS LIABILITIES (-1.05%)
  Cash, receivables and other assets, less liabilities.......                    (1,082,041)
                                                                              -------------
Total Net Assets (100.00%)...................................                 $ 103,566,021
                                                                              -------------
                                                                              -------------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
CORPORATE BONDS (63.46%)
  APPAREL AND ACCESSORY STORES (0.39%)
  TJX Companies, Inc., 9.50%, due 5/01/16..........................   $  37,000   $   37,231
  COMMUNICATIONS (6.22%)
  Hawaiian Telephone Co., 8.00%, due 9/01/01.......................     250,000      255,715
  Pacific Telephone & Telegraph Co., 7.25%, due 2/01/08............     350,000      344,981
                                                                                  ----------
                                                                                     600,696
  DEPOSITORY INSTITUTIONS (12.52%)
  First Bank, N.A., 6.25%, due 8/15/05.............................     450,000      436,748
  Midland America Capital Corp., 12.75%, due 11/15/03..............     175,000      193,522
  J.P. Morgan & Co., 7.25%, due 10/01/10...........................     350,000      339,542
  Norwest Corp., 9.25%, due 5/01/97................................     100,000      100,945
  Third National Bank, 7.50%, due 11/15/02.........................     137,000      137,934
                                                                                  ----------
                                                                                   1,208,691
  ELECTRIC, GAS AND SANITARY SERVICES (14.73%)
  MDU Resources Group, Inc., 9.125%, due 10/01/16..................     200,000      213,180
  New England Power Co., 8.00%, due 8/01/22........................     400,000      397,564
  Southern California Edison Co., 8.875%, due 5/01/23..............     120,000      125,462
  Southern California Edison Co., 8.875%, due 6/01/24..............     300,000      312,561
  Western Penn Power, 7.875%, due 12/01/04.........................     360,000      373,633
                                                                                  ----------
                                                                                   1,422,400
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.60%)
  Harris Corp., 7.75%, due 12/15/01................................     250,000      250,600
  FOOD AND KINDRED PRODUCTS (1.43%)
  Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17...............     133,000      138,522
  GENERAL MERCHANDISE STORES (0.65%)
  Dayton-Hudson Corporation, 9.25%, due 11/15/16...................      60,000       62,790
  HOLDING AND OTHER INVESTMENT OFFICES (7.53%)
  Federal Realty Investment Trust, 8.875%, due 1/15/00.............     350,000      370,692
  Meditrust, 7.60%, due 9/13/05....................................     350,000      356,041
                                                                                  ----------
                                                                                     726,733
  INSURANCE CARRIERS (2.37%)
  Torchmark Corporation, 8.625%, due 3/01/17.......................     225,000      228,663

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
  OIL AND GAS EXTRACTION (2.44%)
  Burlington Resources, Inc., 9.125%, due 10/01/21.................   $ 200,000   $  235,984
  PETROLEUM AND COAL PRODUCTS (0.84%)
  Pennzoil Co., 9.00%, due 4/01/17.................................      77,000       81,041
  PRINTING AND PUBLISHING (3.28%)
  Valassis Communications, Inc., 9.55%, due 12/01/03...............     300,000      316,689
  RAILROAD TRANSPORTATION (3.80%)
  Union Pacific Corp., 8.50%, due 1/15/17..........................     350,000      366,748
  SECURITY AND COMMODITY BROKERS (2.16%)
  Lehman Brothers Holdings, Inc., 8.875%, due 11/01/98.............     200,000      208,312
  TRANSPORTATION EQUIPMENT (2.50%)
  Ford Motor Credit Co., 9.50%, due 9/15/11........................     200,000      241,134
                                                                                  ----------
Total Corporate Bonds..............................................                6,126,234
ASSET-BACKED SECURITIES (2.65%)
  Federal Home Loan Mortgage Corp., 10.15%, due 4/15/06............     251,048      255,720
MORTGAGE-BACKED SECURITIES (15.27%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (0.65%)
  Pool # 503442, 9.50%, due 7/01/05................................      60,002       63,021
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (14.62%)
  Pool # 144332, 9.00%, due 7/15/16................................      44,703       48,014
  Pool # 194692, 8.00%, due 5/15/17................................     595,831      618,544
  Pool # 236070, 10.00%, due 10/15/12..............................     607,054      658,466
  Pool # 307097, 9.00%, due 7/15/21................................      80,544       85,754
                                                                                  ----------
                                                                                   1,410,778
                                                                                  ----------
Total Mortgage-Backed Securities...................................                1,473,799
UNITED STATES TREASURY OBLIGATION (4.34%)
  U.S. Treasury Note, 7.25%, due 8/15/04...........................     400,000      419,284

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
SHORT-TERM INVESTMENTS (12.67%)
  COMMERCIAL PAPER (7.51%)
  General Electric Capital Corp., 5.40%, due 4/24/97...............   $ 450,000   $  450,000
  IBM Credit Corp., 5.35%, due 3/18/97.............................     275,000      275,000
                                                                                  ----------
                                                                                     725,000
  UNITED STATES GOVERNMENT AGENCY (5.16%)
  Federal Home Loan Mortgage Corp., due 2/26/97....................     500,000      498,195
                                                                                  ----------
Total Short-Term Investments.......................................                1,223,195
                                                                                  ----------
Total Investments (98.39%).........................................                9,498,232

OTHER ASSETS LESS LIABILITIES (1.61%)
  Receivables, less liabilities....................................                  154,986
                                                                                  ----------
Total Net Assets (100.00%).........................................               $9,653,218
                                                                                  ----------
                                                                                  ----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                                    PRINCIPAL
                                                                     AMOUNT       VALUE
                                                                   -----------  ----------
CORPORATE BONDS (84.48%)
  AMUSEMENT AND RECREATION SERVICES (3.43%)
  AMF Group, Inc., 10.875%, due 3/15/06..........................  $ 260,000    $  281,450
  APPAREL AND ACCESSORY STORES (2.13%)
  Genesco, Inc., 10.375%, due 2/01/03............................    150,000       153,750
  TJX Companies, Inc., 9.50%, due 5/01/16........................     21,000        21,131
                                                                                ----------
                                                                                   174,881
  APPAREL AND OTHER TEXTILE PRODUCTS (6.09%)
  Dan River, Inc., 10.125%, due 12/15/03.........................    280,000       290,150
  Fieldcrest Cannon, Inc., 11.25%, due 6/15/04...................    200,000       209,500
                                                                                ----------
                                                                                   499,650
  AUTO REPAIR, SERVICES AND PARKING (1.51%)
  Envirotest Systems Corp., 9.625%, due 4/01/03..................    150,000       123,750
  BUSINESS SERVICES (3.02%)
  Borg-Warner Corp., 9.125%, due 5/01/03.........................    250,000       248,125
  COMMUNICATIONS (3.23%)
  Panamsat, L.P., 9.75%, due 8/01/00.............................    250,000       265,625
  DEPOSITORY INSTITUTIONS (4.14%)
  First Bank, N.A., 6.25%, due 8/15/05...........................    350,000       339,692
  ELECTRIC, GAS AND SANITARY SERVICES (10.96%)
  Montana Power Co., 7.50%, due 1/01/98..........................    136,000       136,366
  New England Power Co., 8.00%, due 8/01/22......................    250,000       248,477
  Public Service Company of New Mexico, 5.875%, due 5/01/97......    150,000       150,156
  Southern California Edison Co., 8.875%, due 6/01/24............    350,000       364,654
                                                                                ----------
                                                                                   899,653
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.54%)
  Advanced Micro Devices, Inc., 11.00%, due 8/01/03..............    360,000       399,600
  Amphenol Corp., 12.75%, due 12/15/02...........................    200,000       219,500
                                                                                ----------
                                                                                   619,100
  FABRICATED METAL PRODUCTS (2.51%)
  Jorgensen (Earle M.) Co., 10.75%, due 3/01/00..................    200,000       206,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                    PRINCIPAL
                                                                     AMOUNT       VALUE
                                                                   -----------  ----------
  FOOD STORES (3.34%)
  P&C Food Markets, Inc., 11.50%, due 10/15/01...................  $ 150,000    $  116,250
  Penn Traffic Co., 10.25%, due 2/15/02..........................    200,000       158,000
                                                                                ----------
                                                                                   274,250
  GENERAL MERCHANDISE STORES (4.01%)
  Federated Department Stores, Inc., 10.00%, due 2/15/01.........    300,000       329,415
  INSURANCE CARRIERS (3.71%)
  Torchmark Corp., 8.625%, due 3/01/17...........................    300,000       304,884
  LUMBER AND WOOD PRODUCTS (7.55%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21....................    330,000       366,165
  Pacific Lumber Co., 10.50%, due 3/01/03........................    250,000       253,750
                                                                                ----------
                                                                                   619,915
  MISCELLANEOUS RETAIL (3.87%)
  Eckerd Corp., 9.25%, due 2/15/04...............................    295,000       317,494
  PAPER AND ALLIED PRODUCTS (3.19%)
  Container Corp. of America, 9.75%, due 4/01/03.................    250,000       262,188
  PETROLEUM AND COAL PRODUCTS (2.21%)
  Clark Oil & Refining Corp., 10.50%, due 12/01/01...............    175,000       181,563
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (3.59%)
  Foamex, L.P., 9.50%, due 6/01/00...............................    182,000       188,370
  Plastic Specialties & Technologies, Inc., 11.25%, due
    12/01/03.....................................................    100,000       106,000
                                                                                ----------
                                                                                   294,370
  STONE, CLAY AND GLASS PRODUCTS (5.95%)
  Owens-Illinois, Inc., 11.00%, due 12/01/03.....................    200,000       223,000
  USG Corp., 9.25%, due 9/15/01..................................    250,000       265,625
                                                                                ----------
                                                                                   488,625
  TRANSPORTATION EQUIPMENT (2.50%)
  Preston Corp., 7.00%, due 5/01/11..............................    306,000       205,020
                                                                                ----------
Total Corporate Bonds............................................                6,935,650

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                     SHARES
                                                                      HELD        VALUE
                                                                   -----------  ----------
COMMON STOCK (0.62%)
  TEXTILE MILL PRODUCTS
  Bibb Company (The).............................................      7,490(1) $   50,558

                                                                    PRINCIPAL
                                                                     AMOUNT
                                                                   -----------
SHORT-TERM INVESTMENTS (6.37%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Mortgage Corp., due 3/05/97..................  $ 400,000       398,135
  Federal National Mortgage Assoc., due 2/03/97..................    125,000       124,963
                                                                                ----------
Total Short-Term Investments.....................................                  523,098
                                                                                ----------
Total Investments (91.47%).......................................                7,509,306
OTHER ASSETS LESS LIABILITIES (8.53%)
  Cash and receivables, less liabilities.........................                  700,124
                                                                                ----------
Total Net Assets (100.00%).......................................               $8,209,430
                                                                                ----------
                                                                                ----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                                     SHARES
                                                                      HELD        VALUE
                                                                   ----------  -----------
COMMON STOCKS (22.39%)
  COMMUNICATIONS (2.11%)
  Aliant Communications, Inc.....................................      42,000  $   714,000
  ELECTRIC, GAS AND SANITARY SERVICES (8.10%)
  Citizens Utilities Co., Class B................................     127,621    1,467,641
  Montana Power Co...............................................      57,600    1,267,200
                                                                               -----------
                                                                                 2,734,841
  HOLDING AND OTHER INVESTMENT OFFICES (8.45%)
  Centennial Bancorp.............................................      60,450      997,425
  General Growth Properties, Inc.................................      59,000    1,858,500
                                                                               -----------
                                                                                 2,855,925
  INSURANCE CARRIERS (3.73%)
  EMC Insurance Group, Inc.......................................     105,000    1,260,000
                                                                               -----------
Total Common Stocks..............................................                7,564,766
PREFERRED STOCKS (26.30%)
  DEPOSITORY INSTITUTIONS (7.29%)
  Community First Bankshares, Inc., Convertible..................      34,819    1,527,684
  Sterling Financial Corp........................................      30,450      936,337
                                                                               -----------
                                                                                 2,464,021
  GAS PRODUCTION AND DISTRIBUTION (0.08%)
  Western Gas Resources, Inc.....................................       1,000       25,375
  HOLDING AND OTHER INVESTMENTS (2.36%)
  Security Capital Industrial Trust, Convertible.................      29,000      797,500
  INSTRUMENTS AND RELATED PRODUCTS (2.00%)
  US Surgical Corp., Convertible.................................      17,200      675,100
  PETROLEUM AND COAL PRODUCTS (3.61%)
  Ashland Oil Co.................................................      18,000    1,219,500
  WATER TRANSPORTATION (4.70%)
  Sea-Containers, Ltd., Convertible..............................      33,000    1,588,125
  WHOLESALE TRADE -- DURABLE GOODS (3.20%)
  Kaman Corp., Convertible.......................................      20,000    1,080,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                     SHARES
                                                                      HELD        VALUE
                                                                   ----------  -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (3.06%)
  Howell Corp....................................................      19,800  $ 1,034,550
                                                                               -----------
Total Preferred Stocks...........................................                8,884,171

                                                                   PRINCIPAL
                                                                     AMOUNT
                                                                   ----------
CORPORATE BONDS (11.45%)
  COMMUNICATIONS (0.32%)
  Hawaiian Telephone Co., 8.00%, due 9/01/01.....................  $  105,000      107,400
  ELECTRIC, GAS AND SANITARY SERVICES (0.44%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%, due
    1/01/12......................................................     140,000      148,312
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (3.75%)
  California Microwave, Inc., Convertible Sub. Deb., 5.25%, due
    12/15/03.....................................................   1,500,000    1,267,500
  FOOD AND KINDRED PRODUCTS (0.24%)
  Anheuser-Busch Companies, Inc., 8.50%, due 3/01/17.............      77,000       80,197
  INSURANCE CARRIERS (0.75%)
  Torchmark Corp., 8.625%, due 3/01/17...........................     250,000      254,070
  METAL MINING (4.92%)
  Agnico-Eagle Mines, Ltd., Convertible Sub. Deb., 3.50%, due
    1/27/04......................................................   1,900,000    1,662,500
  PETROLEUM AND COAL PRODUCTS (0.41%)
  Pennzoil Co., 9.00%, due 4/01/17...............................     133,000      139,980
  RAILROAD TRANSPORTATION (0.62%)
  Union Pacific Corp., Sinking Fund Deb., 8.50%, due 1/15/17.....     200,000      209,570
                                                                               -----------
Total Corporate Bonds............................................                3,869,529
SHORT-TERM INVESTMENTS (39.60%)
  COMMERCIAL PAPER (20.50%)
  American General Finance Corp., 5.38%, due 3/05/97.............     600,000      600,000
  Deere (John) Capital Corp., 5.37%, due 4/10/97.................   1,550,000    1,550,000
  Ford Motor Credit Corp., 5.34%, due 3/12/97....................   1,000,000    1,000,000
  General Electric Capital Corp., 5.47%, due 2/21/97.............   1,275,000    1,275,000
  IBM Credit Corp., 5.33%, due 3/05/97...........................   1,000,000    1,000,000
  Norwest Financial,Inc., 5.36%, due 3/26/97.....................   1,500,000    1,500,000
                                                                               -----------
                                                                                 6,925,000

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                   PRINCIPAL
                                                                     AMOUNT       VALUE
                                                                   ----------  -----------
  UNITED STATES GOVERNMENT AGENCIES (19.10%)
  Federal Home Loan Mortgage Corp., due 2/26/97..................  $  975,000  $   971,324
  Federal National Mortgage Assoc., due 2/03/97..................   1,700,000    1,699,496
  Federal National Mortgage Assoc., due 2/18/97..................   1,850,000    1,845,305
  Federal National Mortgage Assoc., due 2/24/97..................     300,000      298,967
  Federal National Mortgage Assoc., due 3/20/97..................   1,000,000      993,186
  Federal National Mortgage Assoc., due 4/16/97..................     650,000      642,998
                                                                               -----------
                                                                                 6,451,276
                                                                               -----------
Total Short-Term Investments.....................................               13,376,276
                                                                               -----------
Total Investments (99.74%).......................................               33,694,742
OTHER ASSETS LESS LIABILITIES (0.26%)
  Cash and receivables,less liabilities..........................                   89,390
                                                                               -----------
Total Net Assets (100.00%).......................................              $33,784,132
                                                                               -----------
                                                                               -----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                           ANNUALIZED
                                                            YIELD ON      PRINCIPAL
                                                          PURCHASE DATE    AMOUNT       VALUE
                                                          -------------  -----------  ----------
SHORT-TERM INVESTMENTS (99.35%)
  COMMERCIAL PAPER (26.08%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 5.45%, due
      2/07/97...........................................        5.452%    $ 125,000   $  125,000
    Deere (John) Capital Corp., 5.44%, due 2/14/97......        5.437       100,000      100,000
    Ford Motor Credit Corp., 5.39%, due 3/21/97.........        5.389       125,000      125,000
    General Electric Capital Corp., 5.41%, due
      3/18/97...........................................        5.409       125,000      125,000
    IBM Credit Corp., 5.37%, due 4/15/97................        5.371       125,000      125,000
    Norwest Financial, Inc., 5.47%, due 2/11/97.........        5.465       125,000      125,000
                                                                                      ----------
  Total Commercial Paper................................                                 725,000
  UNITED STATES GOVERNMENT AGENCIES (73.27%)
    Federal Farm Credit Bank, due 2/28/97...............        5.441       250,000      248,998
    Federal Home Loan Mortgage Corp., due 2/24/97.......        5.468       375,000      373,712
    Federal Home Loan Mortgage Corp., due 3/04/97.......        5.458       125,000      124,423
    Federal Home Loan Mortgage Corp., due 3/28/97.......        5.349       150,000      148,801
    Federal Home Loan Mortgage Corp., due 4/04/97.......        5.350       275,000      272,524
    Federal National Mortgage Assoc., due 2/03/97.......        5.412       125,000      124,963
    Federal National Mortgage Assoc., due 3/10/97.......        5.481       100,000       99,447
    Federal National Mortgage Assoc., due 3/13/97.......        5.487       100,000       99,402
    Federal National Mortgage Assoc., due 3/31/97.......        5.355       150,000      148,735
    Federal National Mortgage Assoc., due 4/10/97.......        5.363       175,000      173,269
    Federal National Mortgage Assoc., due 4/16/97.......        5.371       225,000      222,576
                                                                                      ----------
  Total United States Government Agencies...............                               2,036,850
                                                                                      ----------
Total Investments (99.35%)..............................                               2,761,850
OTHER ASSETS LESS LIABILITIES (0.65%)
  Cash and receivables, less liabilities................                                  18,005
                                                                                      ----------
Total Net Assets (100.00%)..............................                              $2,779,855
                                                                                      ----------
                                                                                      ----------

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 1997
(UNAUDITED)

                                                                    SHARES HELD     VALUE
                                                                    -----------  -----------
COMMON STOCKS (90.71%)
  CHEMICALS AND ALLIED PRODUCTS (18.12%)
  Bristol-Myers Squibb Co.........................................       3,590   $   455,930
  DuPont (EI) de Nemours & Co.....................................       4,595       503,727
  Eastman Chemical Co.............................................       3,423       186,981
  Johnson & Johnson...............................................       9,601       553,258
  Merck & Co., Inc................................................       6,186       561,380
  Praxair, Inc....................................................      10,341       479,564
  Procter & Gamble Co.............................................       4,276       493,878
  Union Carbide Corp..............................................       9,283       421,216
                                                                                 -----------
                                                                                   3,655,934
  COMMUNICATIONS (2.69%)
  American Telephone & Telegraph Co...............................       5,577       219,594
  Bell Atlantic Corp..............................................       4,795       322,464
                                                                                 -----------
                                                                                     542,058
  DEPOSITORY INSTITUTIONS (1.97%)
  J. P. Morgan & Co., Inc.........................................       3,861       397,683
  EATING AND DRINKING PLACES (2.09%)
  McDonald's Corp.................................................       9,241       420,465
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (3.08%)
  General Electric Co.............................................       4,951       509,953
  Lucent Technologies, Inc........................................       2,060       111,755
                                                                                 -----------
                                                                                     621,708
  FOOD AND KINDRED PRODUCTS (8.12%)
  Coca-Cola Co. (The).............................................      12,404       717,882
  PepsiCo, Inc....................................................      13,140       458,257
  Philip Morris Companies, Inc....................................       3,886       461,948
                                                                                 -----------
                                                                                   1,638,087
  GENERAL MERCHANDISE STORES (4.13%)
  Sears, Roebuck & Co.............................................       6,189       297,072
  Wal-Mart Stores, Inc............................................      12,214       290,083
  Woolworth (F.W.) Co. Ltd........................................      12,076(1)     246,048
                                                                                 -----------
                                                                                     833,203

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                                    SHARES HELD     VALUE
                                                                    -----------  -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.57%)
  Caterpillar, Inc................................................       6,450   $   500,681
  International Business Machines Corp............................       2,598       408,536
  NCR Corp........................................................         348        13,180
                                                                                 -----------
                                                                                     922,397
  INSTRUMENTS AND RELATED PRODUCTS (2.09%)
  Eastman Kodak Co................................................       4,864       421,952
  INSURANCE CARRIERS (4.77%)
  Allstate Corp...................................................       5,952       391,344
  American International Group, Inc...............................       4,711       570,620
                                                                                 -----------
                                                                                     961,964
  MOTION PICTURES (2.17%)
  Disney (Walt) Co................................................       5,966       437,010
  NONDEPOSITORY INSTITUTIONS (1.61%)
  Dean Witter, Discover & Co......................................       8,504       324,215
  PAPER AND ALLIED PRODUCTS (3.54%)
  International Paper Co..........................................       7,672       313,593
  Minnesota Mining & Manufacturing Co.............................       4,707       401,272
                                                                                 -----------
                                                                                     714,865
  PETROLEUM AND COAL PRODUCTS (11.15%)
  Amoco Corp......................................................       4,216       366,792
  Chevron Corp....................................................       5,616       372,762
  Exxon Corp......................................................       4,005       415,018
  Mobil Corp......................................................       3,071       403,069
  Texaco, Inc.....................................................       3,682       389,832
  USX Corp. -- Marathon Group.....................................      11,350       302,194
                                                                                 -----------
                                                                                   2,249,667
  PRIMARY METAL INDUSTRIES (2.81%)
  Aluminum Company of America.....................................       5,992       413,448
  Bethlehem Steel Corp............................................      18,159(1)     154,351
                                                                                 -----------
                                                                                     567,799
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (2.64%)
  Goodyear Tire & Rubber Co.......................................       9,752       531,484

FBL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                                    SHARES HELD     VALUE
                                                                    -----------  -----------
  SECURITY AND COMMODITY BROKERS (3.31%)
  American Express Co.............................................       7,233   $   451,158
  Lehman Brothers Holding, Inc....................................       6,854       216,758
                                                                                 -----------
                                                                                     667,916
  TRANSPORTATION EQUIPMENT (10.66%)
  Allied-Signal, Inc..............................................       8,537       599,724
  Boeing Co. (The)................................................       4,190       448,854
  Ford Motor Co...................................................       9,682       311,034
  General Motors Corp.............................................       5,193       306,387
  United Technologies Corp........................................       6,944       484,344
                                                                                 -----------
                                                                                   2,150,343
  WHOLESALE TRADE -- DURABLE GOODS (1.19%)
  Westinghouse Electric Corp......................................      13,099       240,694
                                                                                 -----------
Total Common Stocks...............................................                18,299,444

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                    -----------
SHORT-TERM INVESTMENTS (8.76%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Bank, due 3/20/97.............................   $ 175,000       173,805
  Federal Home Loan Mortgage Corp., due 2/18/97...................     175,000       174,571
  Federal National Mortgage Assoc., due 2/18/97...................     250,000       249,370
  Federal National Mortgage Assoc., due 2/19/97...................     900,000       897,650
  Federal National Mortgage Assoc., due 4/07/97...................     275,000       272,394
                                                                                 -----------
Total Short-Term Investments......................................                 1,767,790
                                                                                 -----------
Total Investments (99.47%)........................................                20,067,234
OTHER ASSETS LESS LIABILITIES (0.53%)
  Cash and receivables, less liabilities..........................                   107,329
                                                                                 -----------
Total Net Assets (100.00%)........................................               $20,174,563
                                                                                 -----------
                                                                                 -----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1997
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
    FBL Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. Effective December 1, 1996, the Growth Common Stock Portfolio was renamed the Value Growth Portfolio. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    All portfolios, other than the Money Market Portfolio, value their common stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Directors) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. FEDERAL INCOME TAXES
    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At July 31, 1996, the High Grade Bond Portfolio had a net capital loss carryforward of approximately $31,000, which will expire from 2002 through 2003.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; High Yield Bond Portfolio -0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25% and Blue Chip Portfolio - 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of each portfolio's average daily net asset value and, in part, are subsequently remitted by FBL Investment to retail dealers including FBL Marketing Services, Inc. ("FBL Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of each portfolio's average daily net asset value; (4) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00, with an annual minimum account maintenance fee of $12,000 per portfolio; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    FBL Investment has agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

    During the year ended July 31, 1996, FBL Investment voluntarily reimbursed the Managed Portfolio for losses relating to the sale of a restricted security in the amount of $44,982. The transaction was recorded as a realized capital loss and an offsetting capital contribution from an affiliate.

    Certain officers and directors of the Fund are also officers of Farm Bureau Life Insurance Company, FBL Investment, FBL Marketing and other affiliated entities. At January 31, 1997, Farm Bureau Life Insurance Company, the indirect parent of FBL Investment and FBL Marketing, owned shares of the Fund's portfolios as follows:

PORTFOLIO                                                   SHARES
---------------------------------------------------------  ---------
High Yield Bond..........................................     75,129
Money Market.............................................  1,910,602

    FBL Investment also owned shares of the Value Growth Portfolio aggregating 79,160 at January 31, 1997.

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARE TRANSACTIONS
    Net assets as of January 31, 1997 consisted of:

                                                                              PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                            HIGH GRADE     HIGH                    MONEY        BLUE
                                             VALUE GROWTH      BOND     YIELD BOND    MANAGED      MARKET       CHIP
                                             -------------  ----------  ----------  -----------  ----------  -----------
Capital Stock (5,000,000,000 shares of
  $.001 par value Capital Stock
  authorized)..............................  $       6,869  $      940  $      811  $     2,529  $    2,780  $       651
Additional paid-in capital.................     87,827,197   9,459,138   8,151,918   30,803,804   2,777,075   12,416,059
Accumulated undistributed net investment
  income...................................         45,056                               73,435                   (8,558)
Accumulated undistributed net realized gain
  (loss) from investment transactions......      4,769,194     (25,996)     35,166      726,145                    1,295
Net unrealized appreciation of
  investments..............................     10,917,705     219,136      21,535    2,178,219                7,765,116
                                             -------------  ----------  ----------  -----------  ----------  -----------
Net Assets.................................  $ 103,566,021  $9,653,218  $8,209,430  $33,784,132  $2,779,855  $20,174,563
                                             -------------  ----------  ----------  -----------  ----------  -----------
                                             -------------  ----------  ----------  -----------  ----------  -----------

    Transactions in Capital Stock for each portfolio were as follows:

                                                              SHARES ISSUED IN
                                                              REINVESTMENT OF
                                                               DIVIDENDS AND                                   NET INCREASE
                                         SHARES SOLD           DISTRIBUTIONS          SHARES REDEEMED           (DECREASE)
                                    ---------------------  ----------------------  ---------------------  ----------------------
PORTFOLIO                            SHARES      AMOUNT     SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
----------------------------------  ---------  ----------  ---------  -----------  ---------  ----------  ---------  -----------
Six Months Ended January 31, 1997:

Value Growth......................    324,737  $5,020,036    844,969  $12,429,493    194,895  $3,040,974    974,811  $14,408,555
High Grade Bond...................     77,006     789,033     20,055      205,798     54,830     563,208     42,231      431,623
High Yield Bond...................     82,711     837,727     26,414      268,351     33,772     343,545     75,353      762,533
Managed...........................    311,456   4,272,729    219,545    2,921,724     63,582     879,954    467,419    6,314,499
Money Market......................    634,469     634,469     12,607       12,607    418,775     418,775    228,301      228,301
Blue Chip.........................    103,556   2,975,665      9,088      269,828     19,409     563,444     93,235    2,682,049

Year Ended July 31, 1996:

Value Growth......................    676,503  $9,680,344    272,420  $ 3,830,226    496,485  $7,075,876    452,438  $ 6,434,694
High Grade Bond...................    145,140   1,486,070     40,458      415,105    101,202   1,037,316     84,396      863,859
High Yield Bond...................    158,195   1,581,316     36,061      360,220    125,359   1,252,932     68,897      688,604
Managed...........................    388,866   5,132,422     72,358      945,921    180,489   2,377,441    280,735    3,700,902
Money Market......................    524,983     524,983     20,508       20,508    432,787     432,787    112,704      112,704
Blue Chip.........................    176,665   4,548,977      3,471       85,480     45,260   1,152,502    134,876    3,481,955

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS
    For the six months ended January 31, 1997, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                           PURCHASES      SALES
-------------------------------------------------  -----------  -----------
Value Growth.....................................  $26,463,423  $33,655,497
High Grade Bond..................................    1,276,377    1,282,736
High Yield Bond..................................    1,792,757    1,833,798
Managed..........................................    4,711,172    8,351,310
Blue Chip........................................    2,161,893       70,421

    At January 31, 1997, net unrealized appreciation of investments by portfolio was composed of the following:

                                                                              NET UNREALIZED
                                                      GROSS UNREALIZED         APPRECIATION
                                                ----------------------------  (DEPRECIATION)
PORTFOLIO                                       APPRECIATION   DEPRECIATION   OF INVESTMENTS
----------------------------------------------  -------------  -------------  ---------------
Value Growth..................................   $12,279,807    $ 1,362,102    $  10,917,705
High Grade Bond...............................       258,558         39,422          219,136
High Yield Bond...............................       267,875        246,340           21,535
Managed.......................................     2,377,759        199,540        2,178,219
Blue Chip.....................................     7,870,219        105,103        7,765,116

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                                      HIGH       HIGH
                                                                      GRADE      YIELD       MONEY
PAYABLE DATE                                                          BOND       BOND       MARKET
------------------------------------------------------------------  ---------  ---------  -----------
August 30, 1996...................................................  $   .0491  $   .0607   $   .0028
September 30, 1996................................................      .0528      .0621       .0028
October 31, 1996..................................................      .0505      .0585       .0029
November 27, 1996.................................................      .0463      .0542       .0025
December 31, 1996.................................................      .0555      .0659       .0031
January 31, 1997..................................................      .0471      .0589       .0029
                                                                    ---------  ---------  -----------
Total Dividends Per Share.........................................  $   .3013  $   .3603   $   .0170
                                                                    ---------  ---------  -----------
                                                                    ---------  ---------  -----------

FBL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the six months ended January 31, 1997, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                      DIVIDEND          PERCENT
                                                                       AMOUNT       QUALIFYING FOR
                                  DECLARATION   RECORD     PAYABLE       PER         DEDUCTION BY
PORTFOLIO                            DATE        DATE       DATE        SHARE        CORPORATIONS
--------------------------------  -----------  ---------  ---------  -----------  -------------------
Value Growth....................    12/23/96    12/30/96   12/30/96   $  0.1825               76%
Managed.........................    10/30/96    10/31/96   11/07/96      0.1075               56
Managed.........................    12/23/96    12/30/96   12/30/96      0.0900               50
Blue Chip.......................    12/23/96    12/30/96   12/30/96      0.1450               82

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                  DECLARATION   RECORD     PAYABLE       PER
PORTFOLIO                            DATE        DATE       DATE        SHARE
--------------------------------  -----------  ---------  ---------  -----------
Value Growth....................    12/23/96    12/30/96   12/30/96   $  1.9400
High Yield Bond.................    12/23/96    12/30/96   12/30/96      0.1160
Managed.........................    12/23/96    12/30/96   12/30/96      1.2125
Blue Chip.......................    12/23/96    12/30/96   12/30/96      0.2975

    The capital gains distributions related to the Value Growth, High Yield Bond and Managed Portfolios include net short-term realized gains of $9,628,726 ($1.6125 per share), $26,816 ($0.0340 per share) and $1,408,593 ($0.6300 per share), respectively, that are taxable to shareholders as ordinary income dividends.

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 1997 (UNAUDITED) AND
YEARS ENDED JULY 31, 1996, 1995, 1994, 1993 AND 1992

                                                                                 VALUE GROWTH
                                                                                  PORTFOLIO
                                                      ------------------------------------------------------------------
                                                         1997          1996       1995       1994       1993       1992
                                                      -----------     -------    -------    -------    -------    ------
Net asset value, beginning of period..............         $14.68      $13.04     $13.07     $15.13     $12.48    $11.64
  Income From Investment Operations
    Net investment income.........................           0.11        0.27       0.43       0.60       0.51      0.48
    Net gains or losses on investments (both
      realized and unrealized)....................           2.41        2.10       0.65      (0.49)      2.75      0.93
                                                      -----------     -------    -------    -------    -------    ------
  Total from investment operations................           2.52        2.37       1.08       0.11       3.26      1.41
                                                      -----------     -------    -------    -------    -------    ------
  Less Distributions
    Dividends (from net investment income)........          (0.18)      (0.46)     (0.39)     (0.60)     (0.48)    (0.57)
    Distributions (from capital gains)............          (1.94)      (0.27)     (0.72)     (1.57)     (0.13)
    Distributions in excess of net realized
      gains.......................................
                                                      -----------     -------    -------    -------    -------    ------
  Total distributions.............................          (2.12)      (0.73)     (1.11)     (2.17)     (0.61)    (0.57)
                                                      -----------     -------    -------    -------    -------    ------
  Capital contribution from affiliate (see NOTE
    3)............................................
                                                      -----------     -------    -------    -------    -------    ------
Net asset value, end of period....................         $15.08      $14.68     $13.04     $13.07     $15.13    $12.48
                                                      -----------     -------    -------    -------    -------    ------
                                                      -----------     -------    -------    -------    -------    ------
Total Return:
  Total investment return based on net asset value
    (1)...........................................          38.17%(4)   18.41%      9.36%      0.34%     27.25%    12.51%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted).......    $   103,566     $86,534    $70,947    $64,315    $51,732    $39,418
  Ratio of net expenses to average net assets.....           1.66%(4)    1.62%      1.62%      1.60%      1.61%     1.69%
  Ratio of net income to average net assets.......           1.34%(4)    1.87%      3.43%      4.05%      3.80%     3.99%
  Portfolio turnover rate.........................           %(304)        92%        85%        93%        92%       87%
  Average commission rate per share (3)...........        $0.0522(4)  $0.0529
Information assuming no voluntary reimbursement by
 FBL Investment of excess operating expenses (see
 NOTE 3):
  Per share net investment income.................
  Ratio of expenses to average net assets.........
  Amount reimbursed...............................

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(2) The total investment return includes the effect of the capital contribution of $0.02 per share. The return without the capital contribution would have been 17.13%.

(3) Average commission rate per share disclosure is not required for fiscal years prior to July 31, 1996.

(4)  Computed on an annualized basis.

     SEE ACCOMPANYING NOTES.

                                                       HIGH
                                                    GRADE BOND
                                                    PORTFOLIO
                           ------------------------------------------------------------
                              1997       1996      1995      1994      1993      1992
                           ----------   -------   -------   -------   -------   -------
Net asset value,
 beginning of period.....      $10.16    $10.26    $10.13    $10.69    $10.68    $10.15
  Income From Investment
    Operations
    Net investment
      income.............        0.30      0.64      0.63      0.64      0.70      0.73
    Net gains or losses
      on investments
      (both realized and
      unrealized)........        0.11     (0.10)     0.16     (0.40)     0.13      0.62
                           ----------   -------   -------   -------   -------   -------
  Total from investment
    operations...........        0.41      0.54      0.79      0.24      0.83      1.35
                           ----------   -------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
      investment
      income)............       (0.30)    (0.64)    (0.63)    (0.64)    (0.70)    (0.73)
    Distributions (from
      capital gains).....                                     (0.16)    (0.12)    (0.09)
    Distributions in
      excess of net
      realized gains.....                           (0.03)
                           ----------   -------   -------   -------   -------   -------
  Total distributions....       (0.30)    (0.64)    (0.66)    (0.80)    (0.82)    (0.82)
                           ----------   -------   -------   -------   -------   -------
  Capital contribution
    from affiliate (see
    NOTE 3)..............
                           ----------   -------   -------   -------   -------   -------
Net asset value, end of
 period..................      $10.27    $10.16    $10.26    $10.13    $10.69    $10.68
                           ----------   -------   -------   -------   -------   -------
                           ----------   -------   -------   -------   -------   -------
Total Return:
  Total investment return
    based on net asset
    value (1)............        8.34%(4)    5.37%    8.23%    1.77%     8.10%    13.71%
Ratios/Supplemental Data:
  Net assets, end of
    period (000's
    omitted).............  $    9,653   $ 9,122   $ 8,345   $ 7,596   $ 8,047   $ 7,676
  Ratio of net expenses
    to average net
    assets...............        1.84%(4)    1.85%    1.99%    1.90%     1.79%     1.88%
  Ratio of net income to
    average net assets...        5.83%(4)    6.19%    6.29%    6.12%     6.59%     6.94%
  Portfolio turnover
    rate.................        %(154)      34%       18%       42%       54%       45%
  Average commission rate
    per share (3)........
Information assuming no
 voluntary reimbursement
 by FBL Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net
    investment income....
  Ratio of expenses to
    average net assets...
  Amount reimbursed......

                                                        HIGH
                                                     YIELD BOND
                                                     PORTFOLIO
                           --------------------------------------------------------------
                              1997        1996       1995      1994      1993      1992
                           ----------   --------   --------   -------   -------   -------
Net asset value,
 beginning of period.....       $9.99     $10.03     $10.00    $10.76    $10.47     $9.82
  Income From Investment
    Operations
    Net investment
      income.............        0.36       0.75       0.78      0.81      0.83      0.90
    Net gains or losses
      on investments
      (both realized and
      unrealized)........        0.25      (0.01)      0.13     (0.60)     0.46      0.65
                           ----------   --------   --------   -------   -------   -------
  Total from investment
    operations...........        0.61       0.74       0.91      0.21      1.29      1.55
                           ----------   --------   --------   -------   -------   -------
  Less Distributions
    Dividends (from net
      investment
      income)............       (0.36)     (0.75)     (0.78)    (0.81)    (0.83)    (0.90)
    Distributions (from
      capital gains).....       (0.12)     (0.03)     (0.09)    (0.16)    (0.17)
    Distributions in
      excess of net
      realized gains.....                             (0.01)
                           ----------   --------   --------   -------   -------   -------
  Total distributions....       (0.48)     (0.78)     (0.88)    (0.97)    (1.00)    (0.90)
                           ----------   --------   --------   -------   -------   -------
  Capital contribution
    from affiliate (see
    NOTE 3)..............
                           ----------   --------   --------   -------   -------   -------
Net asset value, end of
 period..................      $10.12      $9.99     $10.03    $10.00    $10.76    $10.47
                           ----------   --------   --------   -------   -------   -------
                           ----------   --------   --------   -------   -------   -------
Total Return:
  Total investment return
    based on net asset
    value (1)............       11.93%(4)     7.67%     9.71%    1.88%    12.95%    16.44%
Ratios/Supplemental Data:
  Net assets, end of
    period (000's
    omitted).............  $    8,209   $  7,349   $  6,691   $ 6,425   $ 5,758   $ 4,835
  Ratio of net expenses
    to average net
    assets...............        2.00%(4)     2.00%     2.00%    2.00%     2.00%     1.98%
  Ratio of net income to
    average net assets...        7.05%(4)     7.44%     7.83%    7.68%     7.84%     8.79%
  Portfolio turnover
    rate.................        %(254)       30%        23%       26%       56%       56%
  Average commission rate
    per share (3)........
Information assuming no
 voluntary reimbursement
 by FBL Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net
    investment income....       $0.36      $0.73      $0.75     $0.79     $0.82
  Ratio of expenses to
    average net assets...        2.09%      2.22%      2.29%     2.17%     2.05%
  Amount reimbursed......      $3,258    $15,361    $18,810   $10,754    $3,147

FBL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   MANAGED
                                                                                  PORTFOLIO
                                                      ------------------------------------------------------------------
                                                         1997          1996       1995       1994       1993       1992
                                                      -----------     -------    -------    -------    -------    ------
Net asset value, beginning of period..............         $13.33      $11.85     $11.62     $12.51    $ 10.77    $ 9.95
  Income From Investment Operations
    Net investment income.........................           0.23        0.46       0.56       0.55       0.54      0.61
    Net gains or losses on investments (both
      realized and unrealized)....................           1.21        1.54       0.47      (0.62)      1.87      0.82
                                                      -----------     -------    -------    -------    -------    ------
  Total from investment operations................           1.44        2.00       1.03      (0.07)      2.41      1.43
                                                      -----------     -------    -------    -------    -------    ------
  Less Distributions
    Dividends (from net investment income)........          (0.20)      (0.45)     (0.56)     (0.50)     (0.52)    (0.61)
    Distributions (from capital gains)............          (1.21)      (0.10)     (0.14)     (0.32)     (0.15)
    Distributions in excess of net realized
      gains.......................................                                 (0.10)
                                                      -----------     -------    -------    -------    -------    ------
  Total distributions.............................          (1.41)      (0.55)     (0.80)     (0.82)     (0.67)    (0.61)
                                                      -----------     -------    -------    -------    -------    ------
  Capital contribution from affiliate (see NOTE
    3)............................................                       0.03
                                                      -----------     -------    -------    -------    -------    ------
Net asset value, end of period....................         $13.36      $13.33     $11.85     $11.62    $ 12.51    $10.77
                                                      -----------     -------    -------    -------    -------    ------
                                                      -----------     -------    -------    -------    -------    ------
Total Return:
  Total investment return based on net asset
    value (1).....................................          23.03%(4)   17.30%(2)    9.40%    (0.61%)    23.02%    14.79%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted).......    $    33,784     $27,470    $21,105    $19,100    $ 8,257    $3,887
  Ratio of net expenses to average net assets.....           1.93%(4)    1.91%      1.94%      1.96%      1.96%     2.07%
  Ratio of net income to average net assets.......           3.30%(4)    3.47%      4.86%      4.42%      4.54%     5.93%
  Portfolio turnover rate.........................           %(234)        81%        69%        29%        52%       77%
  Average commission rate per share (3)...........        $0.0546(4)  $0.0549
Information assuming no voluntary reimbursement by
 FBL Investment of excess operating expenses (see
 NOTE 3):
  Per share net investment income.................                                                     $  0.53
  Ratio of expenses to average net assets.........                                                        2.02%
  Amount reimbursed...............................                                                     $ 3,497

                                                   MONEY MARKET
                                                     PORTFOLIO
                           -------------------------------------------------------------
                              1997        1996      1995      1994      1993      1992
                           ----------   --------   -------   -------   -------   -------
Net asset value,
 beginning of period.....       $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
  Income From Investment
    Operations
    Net investment
      income.............        0.02       0.04      0.04      0.02      0.01      0.03
    Net gains or losses
      on investments
      (both realized and
      unrealized)........
                           ----------   --------   -------   -------   -------   -------
  Total from investment
    operations...........        0.02       0.04      0.04      0.02      0.01      0.03
                           ----------   --------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
      investment
      income)............       (0.02)     (0.04)    (0.04)    (0.02)    (0.01)    (0.03)
    Distributions (from
      capital gains).....
    Distributions in
      excess of net
      realized gains.....
                           ----------   --------   -------   -------   -------   -------
  Total distributions....       (0.02)     (0.04)    (0.04)    (0.02)    (0.01)    (0.03)
                           ----------   --------   -------   -------   -------   -------
  Capital contribution
    from affiliate (see
    NOTE 3)..............
                           ----------   --------   -------   -------   -------   -------
Net asset value, end of
 period..................       $1.00      $1.00     $1.00     $1.00     $1.00     $1.00
                           ----------   --------   -------   -------   -------   -------
                           ----------   --------   -------   -------   -------   -------
Total Return:
  Total investment return
    based on net asset
    value (1)............        3.46%(4)     3.64%    3.60%    1.47%     1.33%     2.82%
Ratios/Supplemental Data:
  Net assets, end of
    period (000's
    omitted).............  $    2,780     $2,552   $ 2,439   $ 2,627   $ 2,555   $ 2,861
  Ratio of net expenses
    to average net
    assets...............        2.00%(4)     2.00%    2.00%    1.93%     1.94%     2.00%
  Ratio of net income to
    average net assets...        3.40%(4)     3.58%    3.51%    1.45%     1.33%     2.83%
  Portfolio turnover
    rate.................        %(40)         0%        0%        0%        0%        0%
  Average commission rate
    per share (3)........
Information assuming no
 voluntary reimbursement
 by FBL Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net
    investment income....  $     0.02   $   0.03   $  0.03
  Ratio of expenses to
    average net assets...        2.31%      2.43%     2.20%
  Amount reimbursed......  $    4,020   $ 10,718   $ 4,948

                                                     BLUE CHIP
                                                     PORTFOLIO
                           --------------------------------------------------------------
                              1997         1996      1995      1994      1993      1992
                           -----------   --------   -------   -------   -------   -------
Net asset value,
 beginning of period.....       $26.26     $22.85   $ 18.75   $ 17.69   $ 16.78   $ 15.38
  Income From Investment
    Operations
    Net investment
      income.............         0.08       0.17      0.19      0.14      0.13      0.17
    Net gains or losses
      on investments
      (both realized and
      unrealized)........         5.10       3.43      4.05      1.06      0.90      1.47
                           -----------   --------   -------   -------   -------   -------
  Total from investment
    operations...........         5.18       3.60      4.24      1.20      1.03      1.64
                           -----------   --------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
      investment
      income)............        (0.14)     (0.19)    (0.14)    (0.14)    (0.12)    (0.24)
    Distributions (from
      capital gains).....        (0.30)
    Distributions in
      excess of net
      realized gains.....
                           -----------   --------   -------   -------   -------   -------
  Total distributions....        (0.44)     (0.19)    (0.14)    (0.14)    (0.12)    (0.24)
                           -----------   --------   -------   -------   -------   -------
  Capital contribution
    from affiliate (see
    NOTE 3)..............
                           -----------   --------   -------   -------   -------   -------
Net asset value, end of
 period..................       $31.00     $26.26   $ 22.85   $ 18.75   $ 17.69   $ 16.78
                           -----------   --------   -------   -------   -------   -------
                           -----------   --------   -------   -------   -------   -------
Total Return:
  Total investment return
    based on net asset
    value (1)............        43.54%(4)    15.83%   22.77%    6.75%     6.21%    10.77%
Ratios/Supplemental Data:
  Net assets, end of
    period (000's
    omitted).............  $    20,175   $ 14,641   $ 9,657   $ 6,745   $ 5,415   $ 4,405
  Ratio of net expenses
    to average net
    assets...............         1.72%(4)     1.79%    1.78%    1.83%     1.90%     1.92%
  Ratio of net income to
    average net assets...         0.54%(4)     0.66%    0.92%    0.75%     0.73%     1.09%
  Portfolio turnover
    rate.................         %(40)         3%        1%        1%        0%        0%
  Average commission rate
    per share (3)........      $0.0616(4) $ 0.0748
Information assuming no
 voluntary reimbursement
 by FBL Investment of
 excess operating
 expenses (see NOTE 3):
  Per share net
    investment income....
  Ratio of expenses to
    average net assets...
  Amount reimbursed......

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